SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of intangible assets except goodwill

Years
Software	3-6
License	3-20
Other intangible assets	1-30

Schedule of property and equipment

Years
Land rights	50
Buildings	15-40
Leasehold improvements	2-15
Switching equipment	3-15
Telegraph, telex and data communication equipment	5-15
Transmission installation and equipment	3-25
Satellite, earth station and equipment	3-20
Cable network	5-25
Power supply	3-20
Data processing equipment	3-20
Vehicles	4-8
Other telecommunication peripherals	5
Office equipment	2-5
Customer Premises Equipment (“CPE”) assets	4-5
Other equipment	2-5

Schedule of estimated useful life of property plant and equipment

Years
Land rights	50
Buildings	15-40
Transmission installation and equipment	3-25
Power supply	3-20
Vehicles	4-8
Others	2-25

Schedule of disclosure of buy and sell rates used to translate monetary assets and liabilities denominated in foreign currency

	2018		2019
	Buy	Sell	Buy	Sell
United States dollar (“US$”) 1	14,375	14,385	13,880	13,885
Australian dollar (“AU$”) 1	10,157	10,167	9,724	9,729
Euro ("EUR") 1	16,432	16,446	15,559	15,571
Japanese yen ("JPY") 1	130.56	130.70	127.76	127.82
Malaysian ringgit ("MYR") 1	3,474	3,480	3,390	3,394

Statement of adjustments on financial position due to adoption of IFRS 16 and IFRS 17

The impact of the changes to the current year financial statements is as follow:

	IFRS 16	IAS 17	Increase (decrease)
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
ASSETS
Other current assets (Note 9)	5,502	8,114	(2,612)
Property and equipment (Note 12)	153,174	156,603	(3,429)
Right-of-use assets (Note 13)	20,893	—	20,893
Deferred tax assets - net (Note 29i)	2,779	2,663	116
Other non-current assets (Note 14)	7,683	9,106	(1,423)
Total Assets	190,031	176,486	13,545

LIABILITIES
Accrued expenses (Note 17)	12,761	13,723	(962)
Short-term bank loans and current maturities of long-term borrowings (Note 19)	22,114	18,215	3,899
Deferred tax liabilities - net (Note 29i)	1,204	1,155	49
Long-term loans and other borrowings (Note 20)	44,843	33,865	10,978
Total Liabilities	80,922	66,958	13,964

CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Operation, maintenance, and telecommunication services expenses (Note 25)	(37,453)	(42,246)	4,793
Depreciation and amortization	(27,204)	(23,211)	(3,993)
Finance costs	(5,452)	(4,268)	(1,184)
Net impact on profit for the year	(70,109)	(69,725)	(384)
Income tax (expense) benefit (Note 29e)	(10,439)	(10,506)	67
Net impact on profit for the year - net of tax	(80,548)	(80,231)	(317)
Profit for the year attributable to:
Owners of the parent company	19,068	19,285	(217)
Non-controlling interests	8,792	8,892	(100)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(In billions)
Net cash flows from operating activities
Operating lease payments	5,359

Net cash flows from financing activities
Payment of principal portion of lease liabilities	4,735